Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 4 – PROPERTY AND EQUIPMENT, net

Property and equipment, net, consists of the following as of:

	September 30, 2015	December 31, 2014
	(Unaudited)
Information technology equipment	$31,892	$31,892
Furniture and office equipment	10,161	10,161
	42,053	42,053
Less accumulated depreciation	(26,450)	(21,442)
Total property and equipment, net	$15,603	$20,611

Depreciation expense was $1,670 and $5,008, for the three and nine-months ended September 30, 2015, respectively. Depreciation expense was $1,783 and $5,241, for the three and nine-months ended September 30, 2014, respectively.

During the year ended December 31, 2014, the Company wrote off $992,797 of fully depreciated property and equipment. There was no effect on the statement of operations for the year ended December 31, 2014.

On December 16, 2014, the Company entered into an agreement to sell laboratory equipment with a net book value of $0 for $95,000. One payment of $85,000 was received on December 26, 2014 with the balance being received on January 7, 2015. Final sale took place upon delivery of the equipment in February 2015.

NOTE 4 – PROPERTY AND EQUIPMENT, net

Property and equipment, net, consists of the following as of:

	December 31, 2014	December 31, 2013
Research and development equipment	$-	$686,673
Leasehold improvements	-	153,161
Information technology equipment	31,892	105,319
Furniture and office equipment	10,161	78,678
Software	-	9,386
	42,053	1,033,217
Less accumulated depreciation	(21,442)	(1,007,176)
Total property and equipment, net	$20,611	$26,041

Depreciation expense was $7,063 and $5,622, for the years ended December 31, 2014 and 2013, respectively.

During the year ended December 31, 2014, the Company wrote off $992,797 of fully depreciated property and equipment. There was no effect on the statement of operations for the year ended December 31, 2014.